Shareholder Report, Holdings (Details)	Nov. 30, 2024
Strategic Advisers Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Strategic Advisers Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Strategic Advisers Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Strategic Advisers Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Strategic Advisers Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Strategic Advisers Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Strategic Advisers Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Strategic Advisers Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Strategic Advisers Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Strategic Advisers Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Strategic Advisers Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Strategic Advisers Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategic Advisers Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Strategic Advisers Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Strategic Advisers Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Strategic Advisers Municipal Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Strategic Advisers Municipal Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Strategic Advisers Municipal Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Municipal Bond Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Strategic Advisers Municipal Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Strategic Advisers Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Strategic Advisers Fidelity Emerging Markets Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Strategic Advisers Fidelity Emerging Markets Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Strategic Advisers Fidelity Emerging Markets Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Strategic Advisers Fidelity Emerging Markets Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Strategic Advisers Fidelity Emerging Markets Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Strategic Advisers Fidelity Emerging Markets Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Strategic Advisers Fidelity Emerging Markets Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Strategic Advisers Fidelity Emerging Markets Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Strategic Advisers Fidelity Emerging Markets Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Strategic Advisers Fidelity Emerging Markets Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Strategic Advisers Fidelity Emerging Markets Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Strategic Advisers Fidelity Emerging Markets Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Strategic Advisers Fidelity Emerging Markets Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity Emerging Markets Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Strategic Advisers Fidelity U.S. Total Stock Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Fidelity U.S. Total Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Strategic Advisers Fidelity Core Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Strategic Advisers Fidelity Core Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Strategic Advisers Fidelity Core Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Strategic Advisers Fidelity Core Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Strategic Advisers Fidelity Core Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Strategic Advisers Fidelity Core Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Strategic Advisers Fidelity Core Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Strategic Advisers Fidelity Core Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Strategic Advisers Fidelity Core Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Strategic Advisers Fidelity Core Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Strategic Advisers Fidelity Core Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity Core Income Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Strategic Advisers Fidelity Core Income Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Strategic Advisers Fidelity Core Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Strategic Advisers Fidelity Core Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Strategic Advisers Fidelity Core Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Strategic Advisers Fidelity Core Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Strategic Advisers Fidelity Core Income Fund | AAPurchasedOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Fidelity Core Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Fidelity Core Income Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Fidelity Core Income Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity Core Income Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity Core Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers U.S. Total Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Strategic Advisers U.S. Total Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Strategic Advisers U.S. Total Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Strategic Advisers U.S. Total Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Strategic Advisers U.S. Total Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Strategic Advisers U.S. Total Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Strategic Advisers U.S. Total Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Strategic Advisers U.S. Total Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Strategic Advisers U.S. Total Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Strategic Advisers U.S. Total Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Strategic Advisers U.S. Total Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	83.50%
Strategic Advisers U.S. Total Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Strategic Advisers U.S. Total Stock Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Strategic Advisers U.S. Total Stock Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Strategic Advisers U.S. Total Stock Fund | AAPurchasedOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Tax-Sensitive Short Duration Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Strategic Advisers Tax-Sensitive Short Duration Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Strategic Advisers Tax-Sensitive Short Duration Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Strategic Advisers Tax-Sensitive Short Duration Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Strategic Advisers Tax-Sensitive Short Duration Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Strategic Advisers Short Duration Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Strategic Advisers Short Duration Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Strategic Advisers Short Duration Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Strategic Advisers Short Duration Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Strategic Advisers Short Duration Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Strategic Advisers Short Duration Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Strategic Advisers Short Duration Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Strategic Advisers Short Duration Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Strategic Advisers Short Duration Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Strategic Advisers Short Duration Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Strategic Advisers Short Duration Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Strategic Advisers Short Duration Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Strategic Advisers Short Duration Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Strategic Advisers Short Duration Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Strategic Advisers Short Duration Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Strategic Advisers Short Duration Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Strategic Advisers Short Duration Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Strategic Advisers Short Duration Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Alternatives Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Strategic Advisers Alternatives Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Strategic Advisers Alternatives Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Strategic Advisers Alternatives Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Strategic Advisers Alternatives Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Strategic Advisers Alternatives Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Strategic Advisers Alternatives Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Strategic Advisers Alternatives Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Strategic Advisers Alternatives Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Strategic Advisers Alternatives Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Strategic Advisers Alternatives Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Strategic Advisers Alternatives Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
Strategic Advisers Alternatives Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Strategic Advisers Alternatives Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Strategic Advisers Alternatives Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.50%
Strategic Advisers Alternatives Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Strategic Advisers Alternatives Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Strategic Advisers Alternatives Fund | AAPurchasedOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Strategic Advisers Alternatives Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Strategic Advisers Alternatives Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Strategic Advisers Alternatives Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Strategic Advisers Alternatives Fund | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Strategic Advisers Alternatives Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	31.10%
Strategic Advisers Alternatives Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	24.40%
Strategic Advisers Alternatives Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	23.70%
Strategic Advisers Alternatives Fund | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	10.90%